Property And Equipment- Schedule of Property And Equipment (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 380,081	¥ 424,043	¥ 517,237
Additions	126,015	156,616	148,295
Disposals	(5,798)	(7,067)	(14,627)
Depreciation charge	(177,799)	(193,511)	(226,862)
Ending balance	322,499	380,081	424,043
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,476,529	1,405,928	1,351,733
Ending balance	1,518,824	1,476,529	1,405,928
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,096,448)	(981,885)	(834,496)
Ending balance	(1,196,325)	(1,096,448)	(981,885)
Buildings, office and electrical equipment, motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	213,939	247,108	296,965
Additions	44,915	65,971	61,403
Disposals	(4,601)	(6,676)	(14,463)
Depreciation charge	(74,057)	(92,464)	(96,797)
Ending balance	180,196	213,939	247,108
Buildings, office and electrical equipment, motor vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	626,583	601,764	590,724
Ending balance	602,743	626,583	601,764
Buildings, office and electrical equipment, motor vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(412,644)	(354,656)	(293,759)
Ending balance	(422,547)	(412,644)	(354,656)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	166,142	176,935	220,272
Additions	81,100	90,645	86,892
Disposals	(1,197)	(391)	(164)
Depreciation charge	(103,742)	(101,047)	(130,065)
Ending balance	142,303	166,142	176,935
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	849,946	804,164	761,009
Ending balance	916,081	849,946	804,164
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(683,804)	(627,229)	(540,737)
Ending balance	¥ (773,778)	¥ (683,804)	¥ (627,229)